Leases (Details) - ARS ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Non-cancellable operating leases	$ 71,868	$ 61,948
Less Than One Year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Non-cancellable operating leases	13,763	7,102
Later Than One Year And Not Later Than Five Years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Non-cancellable operating leases	18,105	12,446
More Than Five Years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Non-cancellable operating leases	$ 40,000	$ 42,400